Restructuring Expenses (Details Narrative) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charge	$ (84,317)		$ (26,880)